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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      January 14,2010
     --------------------   ----------------      ---------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $221,561 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
12-31-2009


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value    Shares/     Sh/ Put/  Invstmt  Other
Name of Issuer                 class    CUSIP     (x$1000)   Prn Amt     Prn Call  Dscretn  Managers Sole      Shared    None
--------------                 -----    -----     --------   -------     --- ----  -------  -------- ----      ------    ----
AT&T Inc.                        COM    00206R102    12,474   445,029    SH         Sole              445,029
Alcoa Inc                        COM    013817101     3,351   207,875    SH         Sole              207,875
Allstate Corp.                   COM    020002101     5,932   197,475    SH         Sole              197,475
AmEagleOutfittersInc             COM    02553E106       930    54,780    SH         Sole               54,780
AnnalyCapMgmtIncREIT             COM    035710409     7,239   417,230    SH         Sole              417,230
ArcherDanielsMidland             COM    039483102     7,844   250,535    SH         Sole              250,535
Bank of America Corp.            COM    060505104     4,520   300,163    SH         Sole              300,163
Black Box Corporation            COM    091826107     4,897   172,786    SH         Sole              172,786
Boeing Company                   COM    097023105    10,094   186,475    SH         Sole              186,475
Carlisle Companies Inc           COM    142339100     3,224    94,110    SH         Sole               94,110
Caterpillar Inc                  COM    149123101     1,604    28,145    SH         Sole               28,145
ConocoPhillips                   COM    20825c104     5,434   106,400    SH         Sole              106,400
Cullen Frost Bankers             COM    229899109     4,529    90,576    SH         Sole               90,576
Cynosure, Inc Cl A               COM    232577205       172    15,000    SH         Sole               15,000
Dover Corporation                COM    260003108     9,426   226,535    SH         Sole              226,535
Dow Chemical Co                  COM    260543103     5,057   183,020    SH         Sole              183,020
Emcore Corporation               COM    290846104        53    50,000    SH         Sole               50,000
Ener Conv Devices Inc            COM    292659109     1,023    96,766    SH         Sole               96,766
Enzo Biochem Inc.                COM    294100102       296    55,001    SH         Sole               55,001
Gannett Company Inc              COM    364730101     5,918   398,500    SH         Sole              398,500
Genworth Financial Inc           COM    37247D106     2,398   211,280    SH         Sole              211,280
Granite Construction Inc         COM    387328107     1,794    53,310    SH         Sole               53,310
Home Depot Inc                   COM    437076102     5,048   174,480    SH         Sole              174,480
IBM Corporation                  COM    459200101    10,081    77,015    SH         Sole               77,015
JC Penney Co Inc                 COM    708160106     2,402    90,250    SH         Sole               90,250
Johnson & Johnson                COM    478160104     2,044    31,740    SH         Sole               31,740
Lincoln National Corp.           COM    534187109     1,405    56,459    SH         Sole               56,459
Mariner Energy, Inc              COM    56845T305       150    12,950    SH         Sole               12,950
Marsh & McLennan                 COM    571748102     9,900   448,365    SH         Sole              448,365
Medtronic Inc.                   COM    585055106     2,285    51,960    SH         Sole               51,960
National Oilwell Varco           COM    637071101       388     8,800    SH         Sole                8,800
Northrop Grumman Corp            COM    666807102     1,338    23,955    SH         Sole               23,955
PPG Industries Inc               COM    693506107     3,441    58,775    SH         Sole               58,775
Southern Union Co                COM    844030106     5,841   257,325    SH         Sole              257,325
Staples Inc                      COM    855030102     3,191   129,785    SH         Sole              129,785
Technitrol Inc                   COM    878555101     2,858   652,545    SH         Sole              652,545
US Natural Gas Fd ETF            COM    912318102       403    40,000    SH         Sole               40,000
Verizon Comm. Inc.               COM    92343V104     8,648   261,025    SH         Sole              261,025
Wal-Mart Stores Inc              COM    931142103     5,868   109,790    SH         Sole              109,790
Barclays Plc ADR                 ADR    06738E204     4,367   248,125    SH         Sole              248,125
Canon Inc ADR                    ADR    138006309     2,245    53,052    SH         Sole               53,052
Ensco International              ADR    29358Q109     2,167    54,259    SH         Sole               54,259
Ingersoll-Rand PLC               COM    G47791101     6,440   180,190    SH         Sole              180,190
Nintendo Co., Ltd ADR            ADR    654445303     7,510   253,775    SH         Sole              253,775
Nippon Telgrph&Telphn            ADR    654624105    10,287   521,100    SH         Sole              521,100
Nokia Corporation                ADR    654902204     7,478   581,980    SH         Sole              581,980
Novartis AG                      ADR    66987V109     3,946    72,500    SH         Sole               72,500
RenaissanceRe HlgLtd             COM    G7496G103     4,572    86,020    SH         Sole               86,020
Teva PhrmaInd Ltd ADR            ADR    881624209     3,341    59,470    SH         Sole               59,470
XL Capital Ltd.                  COM    G98255105     4,363   238,022    SH         Sole              238,022
Alliance Worldwide Priv Fd       MF     01879X103       276    19,580    SH         Sole               19,580
MrgnStnly AsiaPacific Fd         MF     61744U106       542    37,000    SH         Sole               37,000
MrgnStnly India Invst Fd         MF     61745C105       418    18,500    SH         Sole               18,500
Pearl Group Ltd.                INTL      B2QBR87       107    10,000    SH         Sole               10,000

REPORT SUMMARY                   54      DATA RECORDS    221,561               1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
No: 028-13146  Name: Frost Investment Advisors, LLC


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